Share-based compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

8. Share-based compensation

2021 Plan

During the year ended December 31, 2021, in connection with the initial public offering (“IPO”), the Company implemented a new incentive award program, the 2021 Incentive Award Plan (“2021 Plan”). The principal purpose of the 2021 Plan is to attract, retain and motivate selected employees, consultants and members of the Board of Directors through the granting of share-based compensation awards and cash-based performance bonus awards from 2021 and onwards. 69,496,515 shares have been reserved for grants pursuant to a variety of share-based compensation awards, including, but not limited to, stock options and restricted stock units (“RSUs”). To secure the future delivery of shares under the 2021 Plan, the Company’s shareholders resolved to issue 69,496,515 warrants. The right to subscribe for the warrants vests only in the Company. See Note 24 Equity.

RSUs

During the twelve months ended December 31, 2023, the Company, under the 2021 Plan, granted 5,479,454 RSUs, of which 1,281,751 RSUs were granted to members of key management, including the Executive Officers (CEO and CFO), and the Board of Directors. 2,740,334 RSUs vested during the period, of which 468,787 were to key management. The RSUs are accounted for as equity-settled share-based payment transactions. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs granted to employees under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The RSUs granted to members of its Board of Directors vest on the date of the next Annual General Meeting of shareholders following the grant date, subject to continued service on the applicable vesting date.

Activity in the Group’s RSUs outstanding and related information is as follows:

	Weighted average grant date fair value ($)	Number of RSUs
As of December 31, 2020	—	—
Granted during the period	14.78	1,832,777
Forfeited during the period	16.16	(131,770)
As of December 31, 2021	14.67	1,701,007
Granted during the period	3.07	8,024,889
Forfeited during the period(1)	5.17	(1,035,380)
Vested during the period	14.96	(542,922)
As of December 31, 2022	4.42	8,147,594
Granted during the period	1.75	5,479,454
Forfeited during the period(2)	3.22	(2,470,898)
Vested during the period	3.15	(2,740,334)
As of December 31, 2023	2.91	8,415,816

—

(1)
Includes 493,856 forfeited RSUs related to the Company’s organizational restructuring and the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.
(2)
Includes 961,990 forfeited RSUs related to the Company’s organizational restructuring during the year ended December 31, 2023.

Employee stock options

During the twelve months ended December 31, 2023, the Company, under the 2021 Plan, granted 11,111,723 stock options of which 7,941,720 were granted to members of key management. 5,929,995 stock options vested during the period, of which 4,597,965 were to key management. The stock options are accounted for as equity-settled share-based payment transactions. For stock options granted under the 2021 Plan, the exercise price is equal to the fair value of the ordinary shares on grant date. The stock options granted to participants under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The stock options expire, in relation to each installment under the vesting schedule, five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.

Activity in the Group’s stock options outstanding and related information is as follows:

	Weighted average exercise price ($)	Number of employee stock options
As of December 31, 2020	—	—
Granted during the period	16.86	7,002,430
Forfeited during the period	17.00	(44,118)
As of December 31, 2021	16.86	6,958,312
Granted during the period	3.45	9,651,313
Forfeited during the period(1)	6.71	(2,204,399)
Expired during the period	17.00	(66,174)
As of December 31, 2022	9.40	14,339,052
Granted during the period	1.75	11,111,723
Forfeited during the period(2)	5.88	(3,615,022)
Expired during the period	11.88	(546,562)
As of December 31, 2023	5.98	21,289,191
Vested and exercisable as of December 31, 2023	10.19	7,637,924

—

(1)
Includes 1,213,585 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2022.
(2)
Includes 2,581,696 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2023.

The fair value at grant date of the stock options granted during the financial year 2023 was $0.98 for the May 2023 grant date, $1.09 for the July 2023 grant date and $0.43 for the November 2023 grant date. The fair value at grant date of the stock options granted during the financial year 2022 was $1.49 for the May 2022 grant date and $0.86 for the November 2022 grant date. The fair value at grant date of the stock options granted during the financial year 2021 was $6.24 for the May 2021 grant date and $3.67 for the November 2021 grant date. The fair value of the stock options at grant date has been determined using the Black-Scholes option-pricing model, which takes into account the exercise price, the expected term of the stock options, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield, the risk-free interest rate for the term of the stock options and the correlations and volatilities of the peer group companies. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model.

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2023, 2022 and 2021, respectively:

	2023	2022	2021
Expected term (years)	6-8	6-8	6-8
Weighted-average share price at grant date	1.75	3.45	16.86
Expected price volatility of the Company's shares (%)	50.00-55.00	35.00-37.00	33.00
Risk-free interest rate (%)	3.84-4.61	2.81-3.96	1.09-1.48

Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of the employee stock options. The sensitivity analysis below shows the impact of increasing and decreasing the share price by 30%, expected volatility by 10% as well as the impact of increasing and decreasing the expected term by 12 months.

This analysis was performed on stock options granted in 2023. The following table shows the impact of these changes on fair value per employee stock option granted 2023:

2023
Share price increase 30%	0.44
Share price decrease 30%	(0.40)
Volatility increase 10%	0.12
Volatility decrease 10%	(0.13)
Expected life increase 12 months	0.06
Expected life decrease 12 months	(0.07)

Share-based payments expense was $21.4 million for the twelve months ended December 31, 2023 (2022: $35.5 million, 2021: $23.6 million).